Equtiy (Details 1) - R$ / shares	Dec. 31, 2025	Apr. 15, 2025	Dec. 31, 2024
EQUITY
Shares issued	3,226,546,622	3,261,287,392
Total shares outstanding	3,195,606,352		3,253,365,208
Book value per share	R$ 21.51		R$ 21.43
Capital
EQUITY
Shares issued	3,226,546,622		3,261,287,392
Percentage of shares issued	100.00%		100.00%
Treasury share
EQUITY
Shares issued	30,940,270		7,922,184
Percentage of shares issued	0.96%		0.24%
Total shares outstanding	(30,940,270)		(7,922,184)
Controlling Group | Capital
EQUITY
Shares issued	2,488,480,640		2,488,480,640
Percentage of shares issued	77.13%		76.30%
Controlling Group | Telefónica Latinoamérica Holding
EQUITY
Shares issued	1,268,797,680		1,268,797,680
Percentage of shares issued	39.33%		38.90%
Controlling Group | Telefonica SA
EQUITY
Shares issued	1,217,810,000		1,217,810,000
Percentage of shares issued	37.74%		37.34%
Controlling Group | Telefónica Chile
EQUITY
Shares issued	1,872,960		1,872,960
Percentage of shares issued	0.06%		0.06%
Controlling Group | Other shareholders
EQUITY
Shares issued	707,125,712		764,884,568
Percentage of shares issued	21.91%		23.46%